SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Options Outstanding, Beginning balance	4,740,910	4,092,593	4,092,593	3,408,452
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.40	$ 3.19	$ 3.19	$ 2.97
Weighted Average Remaining Contractual Term (Yrs), Outstanding Beginning	8 years 6 months	8 years 4 months 24 days	8 years 4 months 24 days	8 years 6 months
Intrinsic Value, Outstanding Beginning balance	$ 7,893,467	$ 5,553,916	$ 5,553,916	$ 3,721,339
Options, Granted	94,666	108,324	766,419	766,455
Weighted Average Exercise Price, Options Granted	$ 7.11	$ 4.50	$ 4.66	$ 4.26
Weighted Average Remaining Contractual Term (Yrs), Options Granted	9 years 10 months 24 days	9 years 10 months 24 days	9 years 8 months 12 days	9 years 6 months
Intrinsic Value, Options Granted	$ 423,923		$ 383,210	$ 182,328
Options, Exercised	(392,394)
Weighted Average Exercise Price, Options Exercised	$ 2.14
Weighted Average Remaining Contractual Term (Yrs), Options Exercised	7 years 2 months 12 days
Intrinsic Value, Options Exercised	$ (3,720,795)
Options, Forfeited/Cancelled	(82,838)	(16,809)	(118,102)	(82,314)
Weighted Average Exercise Price, Options Forfeited/Cancelled	$ 4.61	$ 4.33	$ 4.28	$ 3.84
Weighted Average Remaining Contractual Term (Yrs), Options Forfeited/Cancelled	9 years 6 months	9 years 4 months 24 days	8 years 10 months 24 days	9 years 7 months 6 days
Intrinsic Value, Options Forfeited/Cancelled	$ (563,393)	$ (2,828)	$ 89,956	$ 53,977
Options Outstanding, Ending balance	4,360,344	4,184,108	4,740,910	4,092,593
Weighted Average Exercise Price, Outstanding, Ending balance	$ 3.58	$ 3.22	$ 3.40	$ 3.19
Weighted Average Remaining Contractual Term (Yrs), Outstanding Ending	8 years 7 months 6 days	8 years 4 months 24 days	8 years 6 months	8 years 4 months 24 days
Intrinsic Value, Outstanding Ending balance	$ 16,283,017	$ 5,469,339	$ 7,893,467	$ 5,553,916
Options Exercisable, Ending balance	4,143,324	3,840,479	4,346,734	3,581,514
Weighted Average Exercise Price, Exercisable, Ending balance	$ 3.47	$ 3.14	$ 3.29	$ 3.06
Weighted Average Remaining Contractual Term (Yrs), Exercisable, Ending	8 years 6 months	8 years 4 months 24 days	8 years 4 months 24 days	8 years 3 months 18 days
Intrinsic Value, Exercisable Ending balance	$ 15,852,955	$ 5,337,626	$ 7,659,692	$ 5,365,512
Options, Exercised	392,394
Intrinsic Value, Options Forfeited/Cancelled	$ 563,393	$ 2,828	$ (89,956)	$ (53,977)